Cost of Equities, Amortized Cost of Debt Securities and Estimated Fair Value of Insurance Subsidiary Investments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Schedule Of Available For Sale Securities [Line Items]
Cost	$ 243,666		$ 200,509
Unrealized gains	1,804		2,580
Unrealized losses	(81)		(497)
Fair value	245,389		202,592
Debt securities
Schedule Of Available For Sale Securities [Line Items]
Cost	47,707		44,107
Unrealized gains	91		210
Unrealized losses	(18)		(16)
Fair value	47,780		44,301
Equity by industry
Schedule Of Available For Sale Securities [Line Items]
Cost	7,770		11,139
Unrealized gains	1,711		2,367
Unrealized losses	(61)		(481)
Fair value	9,420		13,025
Equity by industry | Consumer
Schedule Of Available For Sale Securities [Line Items]
Cost	1,534		2,171
Unrealized gains	303		599
Unrealized losses	(21)		(15)
Fair value	1,816		2,755
Equity by industry | Financial Services
Schedule Of Available For Sale Securities [Line Items]
Cost	1,445		1,419
Unrealized gains	302		284
Unrealized losses	(2)		(86)
Fair value	1,745		1,617
Equity by industry | Industrial
Schedule Of Available For Sale Securities [Line Items]
Cost	1,140		2,039
Unrealized gains	326		331
Unrealized losses			(53)
Fair value	1,466		2,317
Equity by industry | Technology
Schedule Of Available For Sale Securities [Line Items]
Cost	1,214		1,482
Unrealized gains	213		268
Unrealized losses			(70)
Fair value	1,427		1,680
Equity by industry | Healthcare
Schedule Of Available For Sale Securities [Line Items]
Cost	787		1,474
Unrealized gains	186		179
Unrealized losses	(3)		(14)
Fair value	970		1,639
Equity by industry | Other
Schedule Of Available For Sale Securities [Line Items]
Cost	1,650		2,554
Unrealized gains	381		706
Unrealized losses	(35)		(243)
Fair value	1,996		3,017
Cash and cash equivalents
Schedule Of Available For Sale Securities [Line Items]
Cost	184,239	[1]	140,162	[1]
Fair value	184,239	[1]	140,162	[1]
Corporate bonds | Debt securities
Schedule Of Available For Sale Securities [Line Items]
Cost	20,573		21,352
Unrealized gains	50		118
Unrealized losses	(8)		(16)
Fair value	20,615		21,454
Debt securities issued by US government agencies | Debt securities
Schedule Of Available For Sale Securities [Line Items]
Cost	19,498		16,624
Unrealized gains	37		89
Unrealized losses	(8)
Fair value	19,527		16,713
U.S. Treasury notes | Debt securities
Schedule Of Available For Sale Securities [Line Items]
Cost	7,636		6,131
Unrealized gains	4		3
Unrealized losses	(2)
Fair value	7,638		6,134
Certificates of deposit
Schedule Of Available For Sale Securities [Line Items]
Cost	3,950		5,101
Unrealized gains	2		3
Unrealized losses	(2)
Fair value	$ 3,950		$ 5,104

[1]	Includes $8.5 million and $3.7 million of money market funds at December 31, 2013 and 2012, respectively.